SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2019
Software and electronic equipment | Maximum
Property, plant and equipment
Estimated useful life	P5Y
Software and electronic equipment | Minimum
Property, plant and equipment
Estimated useful life	P3Y
Building
Property, plant and equipment
Estimated useful life	P20Y